UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 28, 2013 (Unaudited)

Negotiable Bank Certificates of Deposit--29.2%	Principal Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.30%, 3/1/13	300,000,000	a	300,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 4/8/13	500,000,000		500,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.34%, 3/1/13	75,000,000	a	75,000,000
Credit Suisse New York (Yankee)
0.28% - 0.33%, 4/2/13 - 7/31/13	600,000,000		600,000,000
Deutsche Bank AG (Yankee)
0.41%, 8/12/13	500,000,000		500,000,000
Mizuho Corporate Bank (Yankee)
0.26% - 0.27%, 3/11/13 - 3/12/13	550,000,000		550,000,000
Norinchukin Bank (Yankee)
0.27% - 0.28%, 4/8/13 - 4/18/13	700,000,000		700,000,000
Royal Bank of Canada (Yankee)
0.36%, 3/1/13	50,000,000	a	50,000,000
State Street Bank and Trust Co. (Yankee)
0.18%, 4/9/13	102,000,000		102,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.20%, 4/17/13	175,000,000	b	175,006,847
Toronto Dominion Bank (Yankee)
0.26% - 0.28%, 3/26/13 - 6/20/13	450,000,000		450,000,000
Westpac Banking Corp. (Yankee)
0.46%, 3/1/13	150,000,000	a,b	150,001,935
Total Negotiable Bank Certificates of Deposit
(cost $4,152,008,782)			4,152,008,782
Commercial Paper--21.1%
ASB Finance Ltd.
0.26%, 7/29/13	100,000,000	b	99,891,667
Barclays U.S. Funding
0.24%, 5/20/13	499,000,000		498,733,867
Commonwealth Bank of Australia
0.19% - 0.36%, 3/15/13 - 6/3/13	500,000,000	a,b	499,903,389
General Electric Capital Corp.
0.25%, 4/23/13 - 4/24/13	300,000,000		299,889,063
General Electric Co.
0.15%, 3/1/13	300,000,000		300,000,000
Mizuho Funding LLC
0.27%, 3/26/13	190,000,000	b	189,964,375
National Australia Bank
0.29%, 5/9/13	400,000,000	a	400,000,000
Svenska Handelsbanken (Grand Cayman)
0.25%, 8/9/13	100,000,000	b	99,888,194
UBS Finance (Delaware) Inc.
0.22%, 5/7/13	200,000,000		199,918,111
Westpac Banking Corp.

0.35%, 3/1/13	400,000,000	a,b	400,000,000
Total Commercial Paper
(cost $2,988,188,666)			2,988,188,666
Asset-Backed Commercial Paper--9.3%
Atlantis One Funding Corp.
0.21% - 0.23%, 3/4/13 - 3/18/13	300,000,000	b	299,982,250
Bedford Row Funding
0.32%, 7/10/13	100,000,000	b	99,883,556
Collateralized Commercial Paper Program Co., LLC
0.25% - 0.35%, 5/6/13 - 8/26/13	500,000,000		499,516,389
FCAR Owner Trust, Ser. II
0.21% - 0.25%, 3/4/13 - 5/6/13	206,000,000		205,948,856
Gotham Funding Corp.
0.21%, 4/24/13	60,000,000	b	59,981,100
Metlife Short Term Funding LLC
0.20%, 4/23/13	52,850,000	b	52,834,439
Northern Pines Funding LLC
0.20%, 3/6/13	100,000,000	b	99,997,222
Total Asset-Backed Commercial Paper
(cost $1,318,143,812)			1,318,143,812
Time Deposits--22.7%

Australia and New Zealand Banking Group Ltd. (Grand
Cayman) 0.14%, 3/1/13	450,000,000		450,000,000
Bank of America N.A. (Grand Cayman)
0.01%, 3/1/13	27,000,000		27,000,000
DnB Bank (Grand Cayman)
0.15%, 3/1/13	238,000,000		238,000,000
Lloyds TSB Bank (London)
0.12%, 3/1/13	400,000,000		400,000,000
Nordea Bank Finland (Grand Cayman)
0.15%, 3/1/13	600,000,000		600,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.16%, 3/1/13	600,000,000		600,000,000
Svenska Handelsbanken (Grand Cayman)
0.16%, 3/1/13	300,000,000		300,000,000
Swedbank (Grand Cayman)
0.16%, 3/1/13	600,000,000		600,000,000
Total Time Deposits
(cost $3,215,000,000)			3,215,000,000
U.S. Government Agencies--5.8%
Federal Home Loan Bank
0.00%-0.22%, 3/1/13-8/2/13	528,490,000		528,472,084
Federal Home Loan Mortgage Corp.
0.08%, 4/1/13	250,000,000	c	249,982,778
Federal National Mortgage Association
0.29%, 3/15/13	40,002,000	c	40,065,691
Total U.S. Government Agencies
(cost $818,520,553)			818,520,553
U.S. Treasury Notes--11.0%
0.12% - 0.21%, 3/15/13 - 12/16/13
(cost $1,560,977,559)	1,557,000,000		1,560,977,559

Repurchase Agreements--3.0%
ABN AMRO Bank N.V.
0.14%, dated 2/28/13, due 3/1/13 in the amount of
$400,001,556 (fully collateralized by $403,118,900
U.S. Treasury Notes, 0.50%-1.50%, due
7/31/16-7/31/17, value $408,000,024)	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc.
0.18%, dated 2/28/13, due 3/1/13 in the amount of
$25,000,125 (fully collateralized by $5,155,000
Federal Agricultural Mortgage Corp., 2.55%, due
7/5/22, value $5,192,498, $20,000 Federal Home Loan
Bank, 0.50%-2.55%, due 8/28/13-6/21/22, value
$20,091, $18,887,000 Federal Home Loan Mortgage
Corp., 4.50%, due 1/15/14, value $19,696,780 and
$591,000 Federal National Mortgage Association,
0.65%, due 3/28/16, value $591,556)	25,000,000	25,000,000
Total Repurchase Agreements
(cost $425,000,000)		425,000,000
Total Investments (cost $14,477,839,372)	102.1%	14,477,839,372
Liabilities, Less Cash and Receivables	(2.1%)	(292,478,280)
Net Assets	100.0%	14,185,361,092

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities amounted to $2,227,334,974 or 15.7% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	14,477,839,372
Level 3 - Significant Unobservable Inputs	-
Total	14,477,839,372

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)